Equity and other equity items (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Summary of Shareholder's Equity and Short-term and Long-term Debt
The amount of Toyota Motor Corporation shareholder’s equity and short-term and long-term debt are as follows:

	Yen in millions
	March 31,
	2023	2024
Toyota Motor Corporation Shareholders’ equity	28,338,706	34,220,991
Short-term and long-term debt	29,380,273	36,561,780

Disclosure of Classes of Share Capital
The changes in the shares of common stock issued are as follows:

	For the years ended March 31,
	2022	2023	2024
Common stock issued:
Balance at beginning of year	3,262,997,492	16,314,987,460	16,314,987,460
Changes during the year	13,051,989,968	—	—

Balance at end of year	16,314,987,460	16,314,987,460	16,314,987,460

Disclosure of Matters Relating to Repurchase
Details of matters relating to repurchase -

Number of common shares repurchased	96,196,900 shares
Total purchase price for repurchase of shares	¥400,000 million
Details of matters relating to repurchase -

Number of common shares repurchased	2,111,000 shares
Total purchase price for repurchase of shares	¥4,607 million
Details of matters relating to repurchase -

Number of common shares repurchased	44,114,900 shares
Total purchase price for repurchase of shares	¥95,392 million
Details of matters relating to repurchase -

Number of common shares repurchased	169,429,000 shares
Total purchase price for repurchase of shares	¥335,685 million
Details of matters relating to repurchase -

Number of common shares repurchased	64,590,700 shares
Total purchase price for repurchase of shares	¥150,000 million
Details of matters relating to repurchase -

Number of common shares repurchased	26,880,600 shares
Total purchase price for repurchase of shares	¥81,037 million

Disclosure Of Detailed Information About Other Components Of Equity
Other components of equity are as follows:

	Yen in millions
	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Remeasurements of defined benefit plans	Exchange differences on translating foreign operations	Total

Balance at April 01, 2021	1,295,351	—	12,375	1,307,726

Other comprehensive income, net of tax	(103,131)	151,243	1,095,017	1,143,129
Reclassification to retained earnings	(59,110)	(149,602)	—	(208,712)
Other comprehensive income for the period attributable to non-controlling interests	1,561	(1,640)	(38,810)	(38,889)

Balance at March 31, 2022	1,134,671	—	1,068,583	2,203,254

Other comprehensive income, net of tax	(105,435)	82,020	851,129	827,713
Reclassification to retained earnings	(94,233)	(72,598)	—	(166,831)
Other comprehensive income for the period attributable to non-controlling interests	(1,300)	(9,422)	(17,219)	(27,941)

Balance at March 31, 2023	933,702	—	1,902,493	2,836,195

Other comprehensive income, net of tax	716,048	56,434	1,344,621	2,117,103
Reclassification to retained earnings	(341,709)	(45,625)	—	(387,334)
Other comprehensive income for the period attributable to non-controlling interests	(7,186)	(10,809)	(44,213)	(62,208)

Balance at March 31, 2024	1,300,855	—	3,202,901	4,503,756

Disclosure Of Detailed Information About Other Comprehensive Income And The Corresponding Tax Benefits
The breakdown of other comprehensive income and the corresponding tax benefits (including non-controlling
interests) are as follows:

	Yen in millions
	For the year ended March 31, 2022
	Before tax	Tax effect	After tax

Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(71,641)	22,399	(49,242)

Net changes	(71,641)	22,399	(49,242)

Remeasurements of defined benefit plans
Amount incurred during the year	188,239	(51,989)	136,250

Net changes	188,239	(51,989)	136,250

Shares of other comprehensive income of equity method investees
Amount incurred during the year	113,641	—	113,641

Net changes	113,641	—	113,641

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	902,844	—	902,844
Reclassification to profit (loss)	—	—	—

Net changes	902,844	—	902,844

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(220,711)	66,536	(154,175)
Reclassification to profit (loss)	1	(0)	1

Net changes	(220,710)	66,536	(154,174)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	193,811	—	193,811
Reclassification to profit (loss)	—	—	—

Net changes	193,811	—	193,811

Total other comprehensive income	1,106,184	36,945	1,143,129

	Yen in millions
	For the year ended March 31, 2023
	Before tax	Tax effect	After tax

Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	144,160	(44,936)	99,223

Net changes	144,160	(44,936)	99,223

Remeasurements of defined benefit plans
Amount incurred during the year	112,151	(46,998)	65,153

Net changes	112,151	(46,998)	65,153

Shares of other comprehensive income of equity method investees
Amount incurred during the year	(77,148)	—	(77,148)

Net changes	(77,148)	—	(77,148)

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	676,042	—	676,042
Reclassification to profit (loss)	—	—	—

Net changes	676,042	—	676,042

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(165,477)	49,738	(115,738)
Reclassification to profit (loss)	—	—	—

Net changes	(165,477)	49,738	(115,738)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	180,181	—	180,181
Reclassification to profit (loss)	—	—	—

Net changes	180,181	—	180,181

Total other comprehensive income	869,909	(42,196)	827,713

	Yen in millions
	For the year ended March 31, 2024
	Before tax	Tax effect	After tax

Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	806,365	(248,826)	557,539

Net changes	806,365	(248,826)	557,539

Remeasurements of defined benefit plans
Amount incurred during the year	57,616	(11,289)	46,328

Net changes	57,616	(11,289)	46,328

Shares of other comprehensive income of equity method investees
Amount incurred during the year	156,118	—	156,118

Net changes	156,118	—	156,118

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	1,178,875	—	1,178,875
Reclassification to profit (loss)	—	—	—

Net changes	1,178,875	—	1,178,875

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	33,256	(10,459)	22,797
Reclassification to profit (loss)	(15,267)	4,717	(10,550)

Net changes	17,989	(5,742)	12,247

Shares of other comprehensive income of equity method investees
Amount incurred during the year	182,576	—	182,576
Reclassification to profit (loss)	(16,579)	—	(16,579)

Net changes	165,996	—	165,996

Total other comprehensive income	2,382,959	(265,856)	2,117,103

Disclosure Of Detailed Information About Dividends Paid
For the year ended March 31, 2022

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 12, 2021	Common shares	377,453	135.00	March 31, 2021	May 28, 2021

The Board of Directors Meeting on November 4, 2021	Common shares	332,419	120.00	September 30, 2021	November 25, 2021
On October 1, 2021, TMC effected a
five-for-one
stock split of its common stock to shareholders. “Dividend per share” presents the amount prior to the stock split.

For the year ended March 31, 2023

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 11, 2022	Common shares	385,792	28.00	March 31, 2022	May 27, 2022

The Board of Directors Meeting on November 1, 2022	Common shares	342,187	25.00	September 30, 2022	November 22, 2022
For the year ended March 31, 2024

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 10, 2023	Common shares	474,781	35.00	March 31, 2023	May 26, 2023

The Board of Directors Meeting on November 1, 2023	Common shares	405,416	30.00	September 30, 2023	November 22, 2023

Dividends of which record date falls within the year ended March 31, and effective date is after the year ended March 31 are as follows:
For the year ended March 31, 2024

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date

The Board of Directors Meeting on May 8, 2024	Common shares	606,338	45.00	March 31, 2024	May 24, 2024